Fair Value Measurement - Fair Value of Financial Instruments (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Business and government	$ 188,542	$ 150,213
Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Business and government	758	$ 25,651
Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | 2022 [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Business and government	$ 24,800